Accounts Receivable (Details) - USD ($)	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Line Items]
Remaining balance		$ 7,070,814
Subsequent Event [Member]
Accounts Receivable [Line Items]
Remaining balance	$ 5.7
Percentage of change in accounts receivables	83.00%